ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	$ 1,691	$ 1,471
Additions through business combinations	68	4
Additional provisions recognized	443	487
Reduction arising from payments/derecognition	(502)	(423)
Accretion expenses	17	23
Change in discount rate	5	66
Change in other estimates	(65)	30
Transfers to held for sale		(9)
Net foreign currency exchange differences	(44)	42
Other provisions at end of period	1,613	1,691
Decommissioning Liability
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	673	567
Additions through business combinations	0	3
Additional provisions recognized	6	8
Reduction arising from payments/derecognition	(17)	(7)
Accretion expenses	17	24
Change in discount rate	12	66
Change in other estimates	(20)	9
Transfers to held for sale		0
Net foreign currency exchange differences	(6)	3
Other provisions at end of period	665	673
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	253	250
Additions through business combinations	12	0
Additional provisions recognized	236	203
Reduction arising from payments/derecognition	(249)	(217)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(14)	12
Transfers to held for sale		0
Net foreign currency exchange differences	(6)	5
Other provisions at end of period	232	253
Other
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	765	654
Additions through business combinations	56	1
Additional provisions recognized	201	276
Reduction arising from payments/derecognition	(236)	(199)
Accretion expenses	0	(1)
Change in discount rate	(7)	0
Change in other estimates	(31)	9
Transfers to held for sale		(9)
Net foreign currency exchange differences	(32)	34
Other provisions at end of period	$ 716	$ 765